CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Condensed financial information pertaining only to the parent company, SI Financial Group, Inc., is as follows:

	December 31,
Condensed Balance Sheets	2016	2015
Assets:	(In Thousands)
Cash and cash equivalents	$10,751	$3,546
Available for sale securities	5,021	5,009
Investment in Savings Institute Bank and Trust Company	155,470	149,058
ESOP note receivable	3,659	4,176
Taxes receivable	—	325
Other assets	784	755
Total assets	$175,685	$162,869

Liabilities and Shareholders' Equity:
Liabilities	$10,958	$8,539
Shareholders' equity	164,727	154,330
Total liabilities and shareholders' equity	$175,685	$162,869

Condensed Statements of Income	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Dividend from subsidiary	$680	$475	$—
Interest and dividends on investments	70	60	57
Net gain on sale of investment in affiliate	5,263	—	—
Dividend from investment in affiliate	2,000	—	—
Other income	194	230	315
Total income	8,207	765	372

Operating expenses	1,372	795	781
Income (loss) before income taxes and equity in undistributed net income	6,835	(30)	(409)
Income tax provision (benefit)	1,739	(117)	(173)
Income (loss) before equity in undistributed net income of subsidiary	5,096	87	(236)
Equity in undistributed net income of subsidiary	6,214	4,261	4,647
Net income	$11,310	$4,348	$4,411

Condensed Statements of Cash Flows	Years Ended December 31,
	2016	2015	2014
Cash flows from operating activities:	(In Thousands)
Net income	$11,310	$4,348	$4,411
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed loss of subsidiary	(6,214)	(4,261)	(4,647)
Excess tax benefit from share-based payment arrangements	(28)	(15)	(4)
Deferred income taxes	(680)	295	1,364
Net gain on sale of investment in affiliate	(5,263)	—	—
Other, net	3,035	132	3,323
Cash provided by operating activities	2,160	499	4,447

Cash flows from investing activities:
Purchase of available for sale securities	—	(3,014)	(1,973)
Proceeds from maturities of available for sale securities	—	1,000	3,015
Proceeds from sale of available for sale securities	—	—	1,028
Proceeds from sale of investment in affiliate	5,581	—	—
Payments received on ESOP note receivable	516	495	475
Investment in subsidiary	920	550	1,104
Cash provided by (used in) investing activities	7,017	(969)	3,649

Cash flows from financing activities:
Stock options exercised	67	715	367
Common shares repurchased	(178)	(7,730)	(651)
Cash dividends on common stock	(1,889)	(1,914)	(1,475)
Excess tax benefit from share-based payment arrangements	28	15	4
Cash used in financing activities	(1,972)	(8,914)	(1,755)

Net change in cash and cash equivalents	7,205	(9,384)	6,341
Cash and cash equivalents at beginning of year	3,546	12,930	6,589
Cash and cash equivalents at end of year	$10,751	$3,546	$12,930